TRADE AND OTHER PAYABLES - Related party balances (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Sibanye-Stillwater
Outstanding balances for related party transactions [abstract]
Trade payables and accruals include the following amounts payable to related parties:	R 16.5	R 25.8
Rand Refinery Proprietary Limited ("Rand Refinery")
Outstanding balances for related party transactions [abstract]
Trade payables and accruals include the following amounts payable to related parties:	R 0.3	R 0.0